COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund

(the “Fund”)

Supplement dated July 21, 2011 to

the Fund’s prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1. Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled “Columbia Dividend Income Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees(d)	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(e)	0.21%	0.21%	0.21%	0.04%
Total annual Fund operating expenses	1.32%	2.07%	2.07%	0.90%
Fee waivers and/or reimbursements	–0.32%	–0.32%	–0.32%	–0.23%
Total annual Fund operating expenses after fee waivers and/or reimbursements(f)	1.00%	1.75%	1.75%	0.67%

		Class R Shares	Class T Shares	Class W Shares
Management fees(d)		0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		0.50%	0.00%	0.25%
Other expenses(e)		0.21%	0.51%	0.21%
Total annual Fund operating expenses		1.57%	1.37%	1.32%
Fee waivers and/or reimbursements		–0.32%	–0.32%	–0.32%
Total annual Fund operating expenses after fee waivers and/or reimbursements(f)		1.25%	1.05%	1.00%

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class A Shares	$671	$940	$1,228	$2,047
Class B Shares
Assuming no redemption of shares	$178	$618	$1,084	$2,182
Assuming complete redemption of shares at the end of the period	$678	$918	$1,284	$2,182
Class C Shares
Assuming no redemption of shares	$178	$618	$1,084	$2,375
Assuming complete redemption of shares at the end of the period	$278	$618	$1,084	$2,375
Class I Shares	$68	$264	$476	$1,087
Class R Shares	$127	$464	$825	$1,840
Class T Shares	$676	$954	$1,253	$2,100
Class W Shares	$102	$387	$693	$1,562

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia Dividend Income Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.21%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	–0.32%
Total annual Fund operating expenses after fee waivers and/or reimbursements(c)	0.75%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.75% for Class Z.

Example

	1 Year*	3 Years*	5 Years*	10 Years*
Class Z Shares	$77	$309	$559	$1,277

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2. Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Class A	1.00%
Class B	1.75%
Class C	1.75%
Class I	0.67%
Class R	1.25%
Class T	1.05%
Class W	1.00%
Class Z	0.75%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

3. Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Dividend Income Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.00%	–1.98%(b)	$9,802.00	$671.14
2	10.25%	1.32%	1.63%	$10,162.71	$131.77
3	15.76%	1.32%	5.37%	$10,536.70	$136.62
4	21.55%	1.32%	9.24%	$10,924.45	$141.64
5	27.63%	1.32%	13.26%	$11,326.47	$146.86
6	34.01%	1.32%	17.43%	$11,743.29	$152.26
7	40.71%	1.32%	21.75%	$12,175.44	$157.86
8	47.75%	1.32%	26.23%	$12,623.50	$163.67
9	55.13%	1.32%	30.88%	$13,088.04	$169.70
10	62.89%	1.32%	35.70%	$13,569.68	$175.94

Total Gain After Fees and Expenses				$3,569.68
Total Annual Fees and Expenses Paid					$2,047.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Dividend Income Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.75%	3.25%	$10,325.00	$177.84
2	10.25%	2.07%	6.28%	$10,627.52	$216.86
3	15.76%	2.07%	9.39%	$10,938.91	$223.21
4	21.55%	2.07%	12.59%	$11,259.42	$229.75
5	27.63%	2.07%	15.89%	$11,589.32	$236.48
6	34.01%	2.07%	19.29%	$11,928.89	$243.41
7	40.71%	2.07%	22.78%	$12,278.40	$250.55
8	47.75%	2.07%	26.38%	$12,638.16	$257.89
9	55.13%	1.32%	31.03%	$13,103.24	$169.89
10	62.89%	1.32%	35.85%	$13,585.44	$176.15

Total Gain After Fees and Expenses				$3,585.44
Total Annual Fees and Expenses Paid					$2,182.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Dividend Income Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.75%	3.25%	$10,325.00	$177.84
2	10.25%	2.07%	6.28%	$10,627.52	$216.86
3	15.76%	2.07%	9.39%	$10,938.91	$223.21
4	21.55%	2.07%	12.59%	$11,259.42	$229.75
5	27.63%	2.07%	15.89%	$11,589.32	$236.48
6	34.01%	2.07%	19.29%	$11,928.89	$243.41
7	40.71%	2.07%	22.78%	$12,278.40	$250.55
8	47.75%	2.07%	26.38%	$12,638.16	$257.89
9	55.13%	2.07%	30.08%	$13,008.46	$265.44
10	62.89%	2.07%	33.90%	$13,389.61	$273.22

Total Gain After Fees and Expenses				$3,389.61
Total Annual Fees and Expenses Paid					$2,374.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Dividend Income Fund - Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.67%	4.33%	$10,433.00	$68.45
2	10.25%	0.90%	8.61%	$10,860.75	$95.82
3	15.76%	0.90%	13.06%	$11,306.04	$99.75
4	21.55%	0.90%	17.70%	$11,769.59	$103.84
5	27.63%	0.90%	22.52%	$12,252.14	$108.10
6	34.01%	0.90%	27.54%	$12,754.48	$112.53
7	40.71%	0.90%	32.77%	$13,277.42	$117.14
8	47.75%	0.90%	38.22%	$13,821.79	$121.95
9	55.13%	0.90%	43.88%	$14,388.48	$126.95
10	62.89%	0.90%	49.78%	$14,978.41	$132.15

Total Gain After Fees and Expenses				$4,978.41
Total Annual Fees and Expenses Paid					$1,086.68

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Dividend Income Fund - Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.25%	3.75%	$10,375.00	$127.34
2	10.25%	1.57%	7.31%	$10,730.86	$165.68
3	15.76%	1.57%	10.99%	$11,098.93	$171.36
4	21.55%	1.57%	14.80%	$11,479.62	$177.24
5	27.63%	1.57%	18.73%	$11,873.38	$183.32
6	34.01%	1.57%	22.81%	$12,280.63	$189.61
7	40.71%	1.57%	27.02%	$12,701.86	$196.11
8	47.75%	1.57%	31.38%	$13,137.53	$202.84
9	55.13%	1.57%	35.88%	$13,588.15	$209.80
10	62.89%	1.57%	40.54%	$14,054.22	$216.99

Total Gain After Fees and Expenses				$4,054.22
Total Annual Fees and Expenses Paid					$1,840.29

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Dividend Income Fund - Class T Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.05%	–2.03%(b)	$9,797.29	$675.92
2	10.25%	1.37%	1.53%	$10,152.93	$136.66
3	15.76%	1.37%	5.21%	$10,521.48	$141.62
4	21.55%	1.37%	9.03%	$10,903.41	$146.76
5	27.63%	1.37%	12.99%	$11,299.20	$152.09
6	34.01%	1.37%	17.09%	$11,709.36	$157.61
7	40.71%	1.37%	21.34%	$12,134.41	$163.33
8	47.75%	1.37%	25.75%	$12,574.89	$169.26
9	55.13%	1.37%	30.31%	$13,031.36	$175.40
10	62.89%	1.37%	35.04%	$13,504.40	$181.77

Total Gain After Fees and Expenses				$3,504.40
Total Annual Fees and Expenses Paid					$2,100.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Dividend Income Fund - Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.00%	4.00%	$10,400.00	$102.00
2	10.25%	1.32%	7.83%	$10,782.72	$139.81
3	15.76%	1.32%	11.80%	$11,179.52	$144.95
4	21.55%	1.32%	15.91%	$11,590.93	$150.29
5	27.63%	1.32%	20.17%	$12,017.48	$155.82
6	34.01%	1.32%	24.60%	$12,459.72	$161.55
7	40.71%	1.32%	29.18%	$12,918.24	$167.49
8	47.75%	1.32%	33.94%	$13,393.63	$173.66
9	55.13%	1.32%	38.87%	$13,886.51	$180.05
10	62.89%	1.32%	43.98%	$14,397.54	$186.67

Total Gain After Fees and Expenses				$4,397.54
Total Annual Fees and Expenses Paid					$1,562.29

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia Dividend Income Fund - Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	4.25%	$10,425.00	$76.59
2	10.25%	1.07%	8.35%	$10,834.70	$113.74
3	15.76%	1.07%	12.61%	$11,260.51	$118.21
4	21.55%	1.07%	17.03%	$11,703.04	$122.85
5	27.63%	1.07%	21.63%	$12,162.97	$127.68
6	34.01%	1.07%	26.41%	$12,640.98	$132.70
7	40.71%	1.07%	31.38%	$13,137.77	$137.92
8	47.75%	1.07%	36.54%	$13,654.08	$143.34
9	55.13%	1.07%	41.91%	$14,190.69	$148.97
10	62.89%	1.07%	47.48%	$14,748.38	$154.82

Total Gain After Fees and Expenses				$4,748.38
Total Annual Fees and Expenses Paid					$1,276.82

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1391-3 A (7/11)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Core Fund

(the “Fund”)

Supplement dated July 21, 2011 to

the Fund’s prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

1. Fees and Expenses of the Fund.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled “Columbia Small Cap Core Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(e)	0.24%	0.24%	0.24%
Total annual Fund operating expenses	1.35%	2.10%	2.10%

	Class I Shares	Class T Shares	Class W Shares
Management fees(d)	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.00%	0.25%
Other expenses(e)	0.05%	0.54%	0.24%
Total annual Fund operating expenses	0.91%	1.40%	1.35%

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,240
Assuming complete redemption of shares at the end of the period	$713	$958	$1,329	$2,240
Class C Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,431
Assuming complete redemption of shares at the end of the period	$313	$658	$1,129	$2,431
Class I Shares	$93	$290	$504	$1,120
Class T Shares	$709	$993	$1,297	$2,158
Class W Shares	$137	$428	$739	$1,624

•

The section of the Fund’s prospectus offering Class Z shares entitled “Columbia Small Cap Core Fund – Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.24%
Total annual Fund operating expenses	1.10%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$112	$350	$606	$1,340

2. Expense Reimbursement Arrangements.

•	The section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Expense Reimbursement Arrangements” is deleted and replaced with the following:

The Adviser and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Class A	1.36%
Class B	2.11%
Class C	2.11%
Class I	0.98%
Class T	1.41%
Class W	1.36%
Class Z	1.11%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

3. Hypothetical Fees and Expenses.

•

The section of the Fund’s prospectus offering Class A, Class B, Class C, Class I, Class T and Class W shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia Small Cap Core Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.35%	–2.31%(b)	$9,769.01	$704.56
2	10.25%	1.35%	1.26%	$10,125.58	$134.29
3	15.76%	1.35%	4.95%	$10,495.17	$139.19
4	21.55%	1.35%	8.78%	$10,878.24	$144.27
5	27.63%	1.35%	12.75%	$11,275.29	$149.54
6	34.01%	1.35%	16.87%	$11,686.84	$154.99
7	40.71%	1.35%	21.13%	$12,113.41	$160.65
8	47.75%	1.35%	25.56%	$12,555.55	$166.52
9	55.13%	1.35%	30.14%	$13,013.83	$172.59
10	62.89%	1.35%	34.89%	$13,488.83	$178.89

Total Gain After Fees and Expenses				$3,488.83
Total Annual Fees and Expenses Paid					$2,105.49

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Small Cap Core Fund - Class B Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.10%	2.90%	$10,290.00	$213.05
2	10.25%	2.10%	5.88%	$10,588.41	$219.22
3	15.76%	2.10%	8.95%	$10,895.47	$225.58
4	21.55%	2.10%	12.11%	$11,211.44	$232.12
5	27.63%	2.10%	15.37%	$11,536.57	$238.85
6	34.01%	2.10%	18.71%	$11,871.14	$245.78
7	40.71%	2.10%	22.15%	$12,215.40	$252.91
8	47.75%	2.10%	25.70%	$12,569.64	$260.24
9	55.13%	1.35%	30.28%	$13,028.44	$172.79
10	62.89%	1.35%	35.04%	$13,503.97	$179.09

Total Gain After Fees and Expenses				$3,503.97
Total Annual Fees and Expenses Paid					$2,239.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Core Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.10%	2.90%	$10,290.00	$213.05
2	10.25%	2.10%	5.88%	$10,588.41	$219.22
3	15.76%	2.10%	8.95%	$10,895.47	$225.58
4	21.55%	2.10%	12.11%	$11,211.44	$232.12
5	27.63%	2.10%	15.37%	$11,536.57	$238.85
6	34.01%	2.10%	18.71%	$11,871.14	$245.78
7	40.71%	2.10%	22.15%	$12,215.40	$252.91
8	47.75%	2.10%	25.70%	$12,569.64	$260.24
9	55.13%	2.10%	29.34%	$12,934.16	$267.79
10	62.89%	2.10%	33.09%	$13,309.26	$275.56

Total Gain After Fees and Expenses				$3,309.26
Total Annual Fees and Expenses Paid					$2,431.10

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Core Fund - Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	0.91%	8.35%	$10,834.73	$96.66
3	15.76%	0.91%	12.78%	$11,277.87	$100.61
4	21.55%	0.91%	17.39%	$11,739.13	$104.73
5	27.63%	0.91%	22.19%	$12,219.26	$109.01
6	34.01%	0.91%	27.19%	$12,719.03	$113.47
7	40.71%	0.91%	32.39%	$13,239.24	$118.11
8	47.75%	0.91%	37.81%	$13,780.73	$122.94
9	55.13%	0.91%	43.44%	$14,344.36	$127.97
10	62.89%	0.91%	49.31%	$14,931.04	$133.20

Total Gain After Fees and Expenses				$4,931.04
Total Annual Fees and Expenses Paid					$1,119.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Core Fund - Class T Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.40%	–2.36%(b)	$9,764.30	$709.33
2	10.25%	1.40%	1.16%	$10,115.81	$139.16
3	15.76%	1.40%	4.80%	$10,479.98	$144.17
4	21.55%	1.40%	8.57%	$10,857.26	$149.36
5	27.63%	1.40%	12.48%	$11,248.13	$154.74
6	34.01%	1.40%	16.53%	$11,653.06	$160.31
7	40.71%	1.40%	20.73%	$12,072.57	$166.08
8	47.75%	1.40%	25.07%	$12,507.18	$172.06
9	55.13%	1.40%	29.57%	$12,957.44	$178.25
10	62.89%	1.40%	34.24%	$13,423.91	$184.67

Total Gain After Fees and Expenses				$3,423.91
Total Annual Fees and Expenses Paid					$2,158.13

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Small Cap Core Fund - Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.35%	3.65%	$10,365.00	$137.46
2	10.25%	1.35%	7.43%	$10,743.32	$142.48
3	15.76%	1.35%	11.35%	$11,135.45	$147.68
4	21.55%	1.35%	15.42%	$11,541.90	$153.07
5	27.63%	1.35%	19.63%	$11,963.18	$158.66
6	34.01%	1.35%	24.00%	$12,399.83	$164.45
7	40.71%	1.35%	28.52%	$12,852.43	$170.45
8	47.75%	1.35%	33.22%	$13,321.54	$176.67
9	55.13%	1.35%	38.08%	$13,807.78	$183.12
10	62.89%	1.35%	43.12%	$14,311.76	$189.81

Total Gain After Fees and Expenses				$4,311.76
Total Annual Fees and Expenses Paid					$1,623.85

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

The section of the Fund’s prospectus offering Class Z shares entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following

Columbia Small Cap Core Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.10%	3.90%	$10,390.00	$112.15
2	10.25%	1.10%	7.95%	$10,795.21	$116.52
3	15.76%	1.10%	12.16%	$11,216.22	$121.06
4	21.55%	1.10%	16.54%	$11,653.66	$125.78
5	27.63%	1.10%	21.08%	$12,108.15	$130.69
6	34.01%	1.10%	25.80%	$12,580.37	$135.79
7	40.71%	1.10%	30.71%	$13,071.00	$141.08
8	47.75%	1.10%	35.81%	$13,580.77	$146.58
9	55.13%	1.10%	41.10%	$14,110.42	$152.30
10	62.89%	1.10%	46.61%	$14,660.73	$158.24

Total Gain After Fees and Expenses				$4,660.73
Total Annual Fees and Expenses Paid					$1,340.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1401-2 A (7/11)